ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2011
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Purchases of materials	1,471	7,460
Prepayments for advertisement	10	280
Prepayments for transportation fee	518	-
Prepayments for operating lease	290	218
Prepayments for testing fee	106	284
Utility deposit	270	935
Deposits for research and development fee	566	1,301
Deposits for housing fund center	-	323
Others	755	1,617

	3,986	12,418

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.